Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment

9	Property, plant and equipment

	Fixtures	Leasehold	Computer	Laboratory
	and fittings	improve- ments	equipment	equipment	Total
	£'000	£'000	£'000	£'000	£'000

At 1 January 2015	1,202	880	195	583	2,860
Additions	183	283	173	385	1,024
Acquired through acquisition of subsidiary	-	-	-	16	16
Exchange differences	(66)	(51)	(14)	(1)	(132)
At 31 December 2015	1,319	1,112	354	983	3,768

Additions	2	715	43	609	1,369
Disposal	-	-	(1)	-	(1)
Transfer	(1,125)	-	(122)	1,247	-
Exchange differences	32	172	7	211	422
At 31 December 2016	228	1,999	281	3,050	5,558

Additions	18	41	57	591	707
Disposal	-	-	-	(41)	(41)
Exchange differences	6	72	4	69	151
At 31 December 2017	252	2,112	342	3,669	6,375

	Fixtures	Leasehold	Computer	Laboratory
	and fittings	improve- ments	equipment	equipment	Total
	£'000	£'000	£'000	£'000	£'000
Accumulated depreciation

At 1 January 2015	479	479	140	246	1,344
Charge for the year	3	282	48	168	501
Exchange differences	(24)	(28)	(8)	(1)	(61)
At 31 December 2015	458	733	180	413	1,784

Charge for the year	41	134	54	543	772
Transfer	(369)	(96)	(118)	583	-
Exchange differences	19	101	6	110	236
At 31 December 2016	149	872	122	1,649	2,792

Charge for the year	43	330	68	542	983
Disposals	-	-	-	(14)	(14)
Exchange differences	4	36	2	43	85
At 31 December 2017	196	1,238	192	2,220	3,846

Net book value
At 31 December 2017	56	874	150	1,449	2,529
At 31 December 2016	79	1,127	159	1,401	2,766
At 31 December 2015	861	379	174	570	1,984
At 1 January 2015	723	401	55	337	1,516

Included within the total net book value of tangible fixed assets is £63k (2016: £33k, 2015: £266k) in respect of assets held under finance leases and similar hire purchase contracts. The depreciation charge for the year on these assets was £62k (2016: £22k, 2015: £26k). These assets were held as security in respect of their finance lease obligations.

No other assets were held as security other than those on finance lease.